Accounts Payable and Accrued Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable	$ 3,907	$ 4,612
Accrued operating	2,580	2,250
Accrued administrative	3,600	3,171
Accounts payable and accrued expenses	$ 10,087	$ 10,033